Summary of Significant Accounting Policies (Details) ¥ in Thousands	6 Months Ended
Jun. 30, 2021 CNY (¥)
Summary of Significant Accounting Policies (Details) [Line Items]
Convience translation, description	the convenience of the readers and were calculated at the rate of US$1.00=RMB 6.4566, representing the index rates stipulated by the Federal Reserve Bank of New York on June 30, 2021.
Capitalized costs recognized	¥ 30,566
Impairment losses	¥ 6,002
Revenue recognition description	the completion of trial period/trial course but before the completion of 30% of total hours in the courses, the contract assets are set off against the financial liabilities from contracts with customers and recognition of revenue is recorded as a reduction of the related financial liabilities from contracts with customers, and non-refundable amounts of course fee are transferred from financial liabilities from contracts with customers to deferred revenue. After the completion of 30% of total hours in the courses, the remaining financial liabilities from contracts with customers are reclassified as deferred revenue in the consolidated balance sheet and the recognition of revenue is recorded as a reduction of the deferred revenue.
Refund regarding	¥ 2,000
Branding and marketing expense	53,668
Grants receivable	6,369
Employee benefits and share-based compensation	¥ 18,470
Statutory reserve, percentage	10.00%
Percentage of registered capital	50.00%
Generally [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Estimated useful lives	5 years
Software Development [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Estimated useful lives	10 years
Minimum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Ownership, percentage	20.00%
Maximum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Ownership, percentage	50.00%
Short-Term [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Revenue recognition description	the Group offers refunds of the amount related to the course fee of the undelivered course hours after deducting 30% of it or certain amount of teaching service fee for each completed course level to customers who withdraw from a course, provided attended course hours are less than or equal to 30% of total hours in the courses at the time of withdrawal. No refund will be provided for customers attending more than 30% of total hours in the underlying courses.